Debt - Summary of Changes in Consolidated Debt (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Debt issue related costs	$ 967,858	$ 372,828
Expense related to debt issuance cost	(539,553)	(1,494,781)
Amortized cost	397,933	1,852,912
Financed public works contracts
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
At the beginning of the year	1,978,772,255	1,794,470,357
Loans obtained - financing institutions	817,316,948	802,721,233
Debt payments	(795,941,218)	(904,734,885)
Accrued interest	116,473,577	117,720,180
Interest (paid)	(125,101,327)	(121,804,035)
Foreign exchange	(148,046,296)	221,704,153
At the end of the period	$ 1,843,473,939	$ 1,910,077,003